Loans, borrowings, cash and cash equivalents and short-term investments (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of net debt

	December 31, 2024	December 31, 2023
Loans and borrowings	14,792	12,471
Leases (note 25)	713	1,452
Gross debt	15,505	13,923

(-) Cash and cash equivalents	4,953	3,609
(-) Short-term investments (i)	53	51
(-) Net Cash PTVI (note 17)	-	703
Net debt	10,499	9,560

(i)	Substantially comprises investments in an exclusive investment fund, which portfolio is made by committed transactions and Selic Treasury Notes (“LFTs”), which are floating-rate securities issued by the Brazilian government.

Schedule of cash and cash equivalents

	December 31, 2024	December 31, 2023
R$	1,709	953
US$	3,048	2,516
Other currencies	196	140
Total	4,953	3,609

Schedule of total debt

		Current liabilities		Non-current liabilities
	Average interest rate (i)	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Quoted in the secondary market:
US$ Bonds (ii)	6.04%	-	-	7,187	7,157
R$ Debentures (iii)	7.28%	68	96	1,191	119
Debt contracts in Brazil in (iv):
R$, indexed to TJLP, TR, IPCA, IGP-M and CDI	8.19%	41	49	143	200
Basket of currencies and bonds in US$ indexed to SOFR	9.92%	-	-	150	150
Debt contracts in the international market in:
US$, with variable and fixed interest	5.35%	716	500	5,042	3,945
Other currencies, with variable interest	3.94%	-	-	9	9
Other currencies, with fixed interest	4.47%	11	12	50	67
Accrued charges		184	167	-	-
Total		1,020	824	13,772	11,647
(i)	In order to determine the average interest rate for debt contracts with floating rates, the Company used the rate applicable as of December 31, 2024.
(ii)	In June 2024, the Company issued bonds of US$1 billion with a coupon of 6.40% per year, payable semi-annually, and maturing in 2054.
(iii)	In October 2024, the Company issued debentures of US$1 billion (R$6 billion) in Brazil with a coupon indexed to an inflation rate (IPCA) plus a spread from 6.38% to 6.43% per year, payable semi-annually, and maturing in 2034, 2036 and 2039. The proceeds were received in November 2024 and will be used in infrastructure projects related with the railway concessions.
(iv)	The Company entered into derivatives to mitigate the exposure to cash flow variations of all floating rate debt contracts in Brazil, resulting in an average cost of 3.32 per year in US$.

Schedule of reconciliation of debt to cash flows arising from financing activities

	Principal	Estimated future interest payments (i)
2025	836	867
2026	146	815
2027	1,694	755
2028	850	704
Between 2029 and 2031	3,722	1,203
2032 onwards	7,360	3,828
Total	14,608	8,172
(i)	Based on interest rate curves and foreign exchange rates applicable as of December 31, 2024 and considering that the payments of principal will be made on their contracted payments dates. The amount includes the estimated interest not yet accrued and the interest already recognized in the annual financial statements.